Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities
Net (loss) / income	$ 2,871,000	$ 1,110,000	$ (221,000)
Adjustments to reconcile net (loss) / income to net cash provided by operating activities:
Depreciation	1,047,000	1,082,000	1,086,000
Amortization	288,000	294,000	289,000
Gain on disposal of property, plant and equipment	(718,000)	(98,000)	(3,595,000)
Gain on disposal of intangible assets	(519,000)
Write-down of inventories	30,000	687,000	874,000
Write off of property, plant and equipment		192,000	1,511,000
Change in cash surrender value of life insurance contract	(4,000)	(5,000)	(4,000)
Change in fair value of financial instruments	(46,000)	(132,000)	419,000
Compensation expense for stock options granted	801,000
Changes in assets and liabilities:
Trade receivables	393,000	1,174,000	279,000
Other receivables, deposits and prepayments	336,000	380,000	(166,000)
Receivable from affiliated party			(166,000)
Repayment from affiliated party		166,000
Inventories	1,268,000	3,737,000	(2,959,000)
Income tax recoverable	39,000
Accounts payable	(2,290,000)	(5,622,000)	2,620,000
Accrued charges and deposits	36,000	520,000	268,000
Payable to affiliated parties	13,000	56,000	10,000
Income tax liabilities	310,000	(894,000)
Net cash provided by operating activities	3,855,000	2,647,000	245,000
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment	805,000	314,000	40,000
Acquisition of property, plant and equipment	(823,000)	(1,105,000)	(2,778,000)
Proceeds from disposal of intangible assets	342,000
Acquisition of financial instruments at fair value	(134,000)	(390,000)
Proceeds from sale of financial instruments at fair value	391,000
Acquisition of fixed deposits			(1,049,000)
Proceeds from maturity of fixed deposits		1,049,000	1,014,000
Net cash (used in) / generated from investing activities	581,000	(132,000)	(2,773,000)
Cash flows from financing activities
Capital lease payments	(31,000)	(24,000)	(28,000)
Advance from notes payable	4,370,000	6,275,000	7,313,000
Repayment of notes payable	(4,963,000)	(6,972,000)	(7,062,000)
Advance from bank overdrafts			630,000
Repayment of bank overdrafts		(630,000)	(180,000)
Advance from bank loans		2,927,000	963,000
Repayment of bank loans	(2,870,000)	(1,871,000)
Advance from affiliated party		538,000
Payment to affiliated party	(134,000)	(67,000)
Stock repurchase	(99,000)
Net cash generated from / (used in) financing activities	(3,727,000)	176,000	1,636,000
Net (decrease) / increase in cash and cash equivalents	709,000	2,691,000	(892,000)
Effect of exchange rate changes on cash and cash equivalents	(189,000)	220,000	(132,000)
Cash and cash equivalents, beginning of year	3,027,000	116,000	1,140,000
Cash and cash equivalents, end of year	3,547,000	3,027,000	116,000
Cash paid during the year for:
Interest	113,000	273,000	136,000
Income tax		13,000
Income tax refund received	39,000	165,000
Non-cash investing activities:
Property plant and equipment acquired under capital lease	$ 116,000		$ 120,000